Employee Benefit Plans (Details 5) (Restricted Stock and Restricted Stock Units, USD $) In Millions, except Share data in Thousands, unless otherwise specified	12 Months Ended
	Jan. 03, 2015	Dec. 28, 2013	Dec. 29, 2012
Restricted Stock and Restricted Stock Units
Nonvested, Number of Shares
Nonvested, beginning balance (in shares)	219	277	352
Granted (in shares)	164	140	102
Vested (in shares)	(115)	(171)	(161)
Forfeited (in shares)	(13)	(27)	(16)
Nonvested, ending balance (in shares)	255	219	277
Nonvested, Weighted-Average Grant Date Fair Value
Nonvested, beginning balance (in dollars per share)	$ 99.27	$ 68.69	$ 45.70
Granted (in dollars per share)	$ 110.95	$ 106.76	$ 110.72
Vested (in dollars per share)	$ 90.66	$ 57.83	$ 45.14
Forfeited (in dollars per share)	$ 108.76	$ 86.51	$ 67.62
Nonvested, ending balance (in dollars per share)	$ 110.17	$ 99.27	$ 68.69
Fair value of restricted stock and restricted stock units, vested	$ 12.6	$ 18.1	$ 19.1